Other Income (Expense) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Net realized gains (losses) on dispositions of investments in affiliates	¥ 423	¥ 95	¥ (26)
Net realized gains on dispositions of marketable securities and other investments	1,009	453	693
Other-than-temporary impairment loss on marketable securities and other investments	(4,030)	(13,424)	(4,007)
Foreign exchange gains (losses), net	(1,034)	(1,575)	(615)
Rental revenue received	1,765	1,804	2,524
Dividends income	4,362	4,819	4,652
Penalties and compensation for damages	1,419	1,605	2,204
Other, net	(18)	449	259
Total	¥ 3,896	¥ (5,774)	¥ 5,684